Offsets	Mar. 05, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	811-23941
Initial Filing Date	Oct. 29, 2025
Fee Offset Claimed	$ 1,657.20
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Partners Group Growth, LLC
Form or Filing Type	SC TO
File Number	811-23941
Filing Date	Oct. 29, 2025
Fee Paid with Fee Offset Source	$ 1,657.20